Related Party Transactions - Schedule of Sales to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gasar Biotechnology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	$ 126,856	$ 53,304